UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                          811-21035

CitizensSelect Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	07/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
July 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--34.8%	Principal Amount ($)	Value ($)
Bank of America N.A.
0.71%, 12/21/09	40,000,000	40,000,000
Bank of Ireland (Yankee)
1.90%, 10/6/09	25,000,000 a	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.75%, 8/10/09	40,000,000	40,000,000
Barclays Bank PLC (Yankee)
0.76%, 9/18/09	35,000,000	35,000,000
Calyon (Yankee)
0.43%, 9/4/09	10,000,000	10,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.88%, 8/11/09	35,000,000	35,000,000
Lloyds TSB Bank PLC (Yankee)
0.85%, 8/10/09	35,000,000	35,000,348
Societe Generale (Yankee)
0.55%, 8/13/09	35,000,000	35,000,000
UBS AG (Yankee)
0.72%, 9/10/09	35,000,000	35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $290,000,348)		290,000,348
Commercial Paper--38.5%
Abbey National North America LLC
0.45%, 8/5/09	30,000,000	29,998,500
ASB Finance Ltd.
0.50%, 8/12/09	35,000,000 a	34,994,653
Atlantic Asset Securitization LLC
0.38%, 9/28/09	25,000,000 a	24,984,694
BNP Paribas Finance Inc.
0.18%, 8/3/09	20,000,000	19,999,800
CAFCO LLC
0.38%, 10/2/09	25,000,000 a	24,983,639

CHARTA LLC
0.40%, 9/16/09	25,000,000 a	24,987,222
CIESCO LLC
0.33%, 8/24/09	25,000,000 a	24,994,729
Gemini Securitization Corp., LLC
0.50%, 8/7/09	32,000,000 a	31,997,333
General Electric Capital Services Inc.
0.50%, 8/6/09	9,000,000	8,999,375
General Electric Co.
0.18%, 8/3/09	20,000,000	19,999,800
ING (US) Funding LLC
0.35%, 9/25/09	25,000,000	24,986,632
Manhattan Asset Funding Company LLC
0.50%, 10/5/09	25,000,000 a	24,977,431
Thunder Bay Funding LLC
0.34%, 9/1/09	25,000,000 a	24,992,681
Total Commercial Paper
(cost $320,896,489)		320,896,489
U.S. Government Agency--6.0%
Federal Home Loan Mortgage Corp.
0.49%, 10/16/09
(cost $50,000,000)	50,000,000 [b,c]	50,000,000
Time Deposit--3.6%
Commerzbank AG (Grand Cayman)
0.18%, 8/3/09
(cost $30,000,000)	30,000,000	30,000,000
Repurchase Agreements--16.9%
Barclays Financial LLC
0.20%, dated 7/31/09, due 8/3/09 in the amount of
$26,000,433 (fully collateralized by $44,772,400 U.S.
Treasury Strips, due 5/15/21, value $26,520,036)	26,000,000	26,000,000
Deutsche Bank Securities
0.19%, dated 7/31/09, due 8/3/09 in the amount of
$115,001,821 (fully collateralized by $4,462,000
Federal Agricultural Mortgage Corp., 0%, due 2/25/10,
value $4,454,415, $5,515,000 Federal Home Loan Bank,
5.50%, due 7/15/36, value $5,671,540 and $101,962,000

Federal National Mortgage Association, 3.88%-6.21%,
due 7/12/13-6/5/36, value $107,176,015)	115,000,000	115,000,000
Total Repurchase Agreements
(cost $141,000,000)		141,000,000
Total Investments (cost $831,896,837)	99.8%	831,896,837
Cash and Receivables (Net)	.2%	1,330,135
Net Assets	100.0%	833,226,972

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $241,912,382 or 29.0% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	831,896,837
Level 3 - Significant Unobservable Inputs	-
Total	831,896,837

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and had been extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015% .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
July 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.0%	of Purchase (%)	Amount ($)	Value ($)
8/6/09	0.14	49,000,000	48,999,047
8/13/09	0.14	22,000,000	21,998,973
8/20/09	0.15	180,200,000	180,185,861
8/27/09	0.13	8,000,000	7,999,249
9/17/09	0.14	100,000,000	99,981,722
10/8/09	0.18	27,000,000	26,990,820
10/15/09	0.26	14,000,000	13,992,417
10/22/09	0.28	25,000,000	24,984,056
11/5/09	0.33	40,000,000	39,964,800
11/12/09	0.28	54,000,000	53,956,969
11/19/09	0.27	25,000,000	24,979,375
12/10/09	0.32	50,000,000	49,941,778
12/31/09	0.30	20,000,000	19,975,089
Total Investments (cost $613,950,156)		100.0%	613,950,156
Cash and Receivables (Net)		.0%	72,797
Net Assets		100.0%	614,022,953

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	613,950,156
Level 3 - Significant Unobservable Inputs	-
Total	613,950,156

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and was then further extended by the Treasury until September 18,

2009 at which time it was terminated. The fund’s participation in the Program expired effective May 1, 2009.As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 were no longer be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	Tuesday, September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	Tuesday, September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	Tuesday, September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)